   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 17, 1999

                                                      REGISTRATION NO. 333-12491
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                   ------------------------------------------

                         POST-EFFECTIVE AMENDMENT NO. 2
                                       TO
                                    FORM S-6

                   ------------------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                   ------------------------------------------

A. EXACT NAME OF TRUST:

                        MUNICIPAL INVESTMENT TRUST FUND
                             MULTISTATE SERIES--301
                              DEFINED ASSET FUNDS

B. NAMES OF DEPOSITORS:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                           SALOMON SMITH BARNEY INC.
                       PRUDENTIAL SECURITIES INCORPORATED
                            PAINEWEBBER INCORPORATED
                           DEAN WITTER REYNOLDS INC.

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:


 MERRILL LYNCH, PIERCE,
     FENNER & SMITH
      INCORPORATED
   DEFINED ASSET FUNDS
  POST OFFICE BOX 9051
PRINCETON, NJ 08543-9051                          SALOMON SMITH BARNEY INC.
                                                        388 GREENWICH
                                                     STREET--23RD FLOOR
                                                     NEW YORK, NY 10013



  PRUDENTIAL SECURITIES  PAINEWEBBER INCORPORATED DEAN WITTER REYNOLDS INC.
      INCORPORATED          1285 AVENUE OF THE         TWO WORLD TRADE
   ONE NEW YORK PLAZA            AMERICAS            CENTER--59TH FLOOR
   NEW YORK, NY 10292       NEW YORK, NY 10019       NEW YORK, NY 10048


D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:


  TERESA KONCICK, ESQ.       ROBERT E. HOLLEY        LAURIE A. HESSLEIN
      P.O. BOX 9051          1200 HARBOR BLVD.        388 GREENWICH ST.
PRINCETON, NJ 08543-9051    WEEHAWKEN, NJ 07087      NEW YORK, NY 10013

   LEE B. SPENCER, JR.          COPIES TO:           DOUGLAS LOWE, ESQ.
   ONE NEW YORK PLAZA     PIERRE DE SAINT PHALLE, DEAN WITTER REYNOLDS INC.
   NEW YORK, NY 10292              ESQ.                TWO WORLD TRADE
                           450 LEXINGTON AVENUE      CENTER--59TH FLOOR
                            NEW YORK, NY 10017       NEW YORK, NY 10048


The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and will file the Rule 24f-2 Notice for the most recent fiscal year in March, 1999.

Check box if it is proposed that this filing will become effective on February 26, 1999 pursuant to paragraph (b) of Rule 485. / x /

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     DEFINED ASSET FUNDSSM
--------------------------------------------
----------------------------------


                              MUNICIPAL INVESTMENT TRUST FUND
                              MULTISTATE SERIES--301
                              (A UNIT INVESTMENT TRUST)
                              O   CALIFORNIA, FLORIDA, NEW YORK AND PENNSYLVANIA
                                  PORTFOLIOS
                              O   PORTFOLIOS OF LONG-TERM MUNICIPAL BONDS
                              O   DESIGNED FOR FEDERALLY TAX-FREE INCOME
                              O   EXEMPT FROM SOME STATE TAXES
                              O   MONTHLY DISTRIBUTIONS



SPONSORS:
Merrill Lynch,
Pierce, Fenner & Smith         -------------------------------------------------
    Incorporated               The Securities and Exchange Commission has not
Salomon Smith Barney Inc.      approved or disapproved these Securities or
Prudential Securities          passed upon the adequacy of this prospectus. Any
Incorporated                   representation to the contrary is a criminal
PaineWebber Incorporated       offense.
Dean Witter Reynolds Inc.      Prospectus dated February 26, 1999.

--------------------------------------------------------------------------------

Def ined Asset FundsSM
Defined Asset FundsSM is America's oldest and largest family of unit investment trusts, with over $115 billion sponsored over the last 25 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
   o A disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
   o Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
o Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
o Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
o Ongoing supervision: We monitor each portfolio on an ongoing basis.
No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF NOVEMBER 30, 1998, THE EVALUATION DATE.


CONTENTS
                                                                PAGE
                                                          -----------
California Insured Portfolio--
   Risk/Return Summary..................................           3
Florida Portfolio--Risk/Return Summary..................           6
New York Insured Portfolio-- Risk/Return Summary........           9
Pennsylvania Insured Portfolio--
   Risk/Return Summary..................................          12
What You Can Expect From Your Investment................          16
   Monthly Income.......................................          16
   Return Figures.......................................          16
   Records and Reports..................................          16
The Risks You Face......................................          17
   Interest Rate Risk...................................          17
   Call Risk............................................          17
   Reduced Diversification Risk.........................          17
   Liquidity Risk.......................................          17
   Concentration Risk...................................          17
   State Concentration Risk.............................          18
   Bond Quality Risk....................................          21
   Insurance Related Risk...............................          21
   Litigation and Legislation Risks.....................          21
Selling or Exchanging Units.............................          21
   Sponsors' Secondary Market...........................          22
   Selling Units to the Trustee.........................          22
   Exchange Option......................................          23
How The Fund Works......................................          23
   Pricing..............................................          23
   Evaluations..........................................          23
   Income...............................................          23
   Expenses.............................................          23
   Portfolio Changes....................................          24
   Fund Termination.....................................          24
   Certificates.........................................          25
   Trust Indenture......................................          25
   Legal Opinion........................................          26
   Auditors.............................................          26
   Sponsors.............................................          26
   Trustee..............................................          26
   Underwriters' and Sponsors' Profits                            26
   Public Distribution..................................          27
   Code of Ethics.......................................          27
   Year 2000 Issues.....................................          27
Taxes...................................................          27
Supplemental Information................................          29
Financial Statements....................................         D-1

--------------------------------------------------------------------------------

CALIFORNIA INSURED PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 8 long-term tax-exempt municipal bonds, and some short-term bonds reserved to pay the deferred sales fee, with an aggregate face amount of $5,560,000.
        o  The Fund is a unit investment trust which means that,
           unlike a mutual fund, the Portfolio is not managed.
        o  The bonds are rated AAA or Aaa by Standard & Poor's,
           Moody's or Fitch.
        o Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.
        o 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE



/ / Hospital/Health Care                               31%
/ / Lease Rental Appropriation                         2%
/ / Municipal Water/Sewer Utilities                    6%
/ / Special Tax                                        29%
/ / Municipal Combined Utilities                       16%
/ / Tax Allocation                                     16%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in hospital/health care and special tax bonds, adverse developments in these sectors may affect the value of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF CALIFORNIA SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO CALIFORNIA WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.26
           Annual Income per unit:                           $   51.23
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund. INVESTOR FEES
           Maximum Sales Fee (Load) on new
           purchases (as a percentage of
           $1,000 invested)                                  2.90%
           You will pay an up-front sales fee of 1.50%, as well as a deferred sales fee of $3.75 per unit quarterly November, February, May and August through November, 1999. Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.
           The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.70
           Trustee's Fee
                                                     $    0.45
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                     $    0.24
           Evaluator's Fee
                                                     $    0.20
           Organization Costs
                                                     $    0.18
           Other Operating Expenses
                                                    -----------
                                                     $    1.77
           TOTAL



           The Sponsors historically paid organization costs and updating expenses.
       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior California Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior California Series were offered between June 22, 1988 and September 27, 1996 and were outstanding on December 31, 1998. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 12/31/98.



                   WITH SALES FEE                    NO SALES FEE
            1 YEAR     5 YEARS   10 YEARS    1 YEAR     5 YEARS   10 YEARS


-------------------------------------------------------------------


High         4.90%      5.03%      6.89%      7.72%      6.21%      7.48%
Average      2.54       4.30       6.87       5.81       5.32       7.46
Low          0.60       3.70       6.83       3.45       4.53       7.43


-------------------------------------------------------------------


Average
Sales fee    3.24%      5.09%      5.82%


-------------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is one unit.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                     $1,054.10
           (as of November 30, 1998)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale, less any remaining deferred sales fee. You will not pay any other fee when you sell your units.



      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some California state and local personal income taxes if you live in California.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds will generally not be insured. Income from this program will generally be subject to state and local income taxes. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

FLORIDA PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of long term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 8 long-term tax-exempt municipal bonds, and some short-term bonds reserved to pay the deferred sales fee, with an aggregate face amount of $2,635,000.
        o The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.
        o When the bonds were initially deposited they were rated A or better by Standard & Poor's, Moody's or Fitch. The quality of the bonds may currently be lower.
        o Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.
        o 58% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE



/ / General Obligation                                 13%
/ / Hospital/Health Care                               33%
/ / Parking, Stadiums/Recreational Facilities,
  Convention Centers                                   3%
/ / Refunded Bonds                                     2%
/ / Special Tax                                        17%
/ / Municipal Utilities                                32%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in hospital/health care and state/local municipal combined utilities bonds, adverse developments in these sectors may affect the value of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF FLORIDA SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO FLORIDA WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.
       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.19
           Annual Income per unit:                           $   50.33
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund. INVESTOR FEES
           Maximum Sales Fee (Load) on new
           purchases (as a percentage of
           $1,000 invested)                                  2.90%
           You will pay an up-front sales fee of 1.50% as well as a deferred sales fee of $3.75 per unit quarterly November, February, May and August, through November, 1999. Employees of some of the Sponsors and their affiliates may be charged a reduced sales fee of no less than $5.00 per unit.
           The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.71
           Trustee's Fee
                                                     $    0.45
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                     $    0.50
           Evaluator's Fee
                                                     $    0.20
           Organization Costs
                                                     $    0.47
           Other Operating Expenses
                                                    -----------
                                                     $    2.33
           TOTAL



           The Sponsors historically paid organization costs and updating expenses.
       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior Florida Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior Florida Series were offered between April 20, 1988 and September 13, 1996 and were outstanding on December 31, 1998. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 12/31/98.



                   WITH SALES FEE                    NO SALES FEE
            1 YEAR     5 YEARS   10 YEARS    1 YEAR     5 YEARS   10 YEARS


-------------------------------------------------------------------


High         5.55%      4.96%      6.94%      8.13%      6.08%      7.54%
Average      2.68       4.25       6.80       5.74       5.28       7.40
Low          -0.10      3.67       6.68       3.18       4.56       7.28


-------------------------------------------------------------------


Average
Sales fee    3.03%      5.12%      5.82%


-------------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is one unit.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                       $1,049.31
           (as of November 30, 1998)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale, less any remaining deferred sales fee. You will not pay any other fee when you sell your units.
      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Florida state and local taxes if you live in Florida.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective. Income from this program will generally be subject to state and local income taxes. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

NEW YORK INSURED PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 10 long-term tax-exempt municipal bonds, and some short-term bonds reserved to pay the deferred sales fee, with an aggregate face amount of $5,120,000.
        o  The Fund is a unit investment trust which means that,
           unlike a mutual fund, the Portfolio is not managed.
        o  The bonds are rated AAA or Aaa by Standard & Poor's,
           Moody's or Fitch.
        o Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.
        o 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE



/ / General Obligation                                 3%
/ / Hospital/Health Care                               27%
/ / Industrial Development Revenue                     10%
/ / Lease Rental Appropriation                         12%
/ / Miscellaneous                                      10%
/ / Municipal Utilities                                38%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in hospital/health care and municipal utility bonds, adverse developments in these sectors may affect the value of your units.
        o Approximately 12% of the bonds are moral obligation bonds. Generally the agency or authority issuing the bonds has no taxing power, and repayment of these bonds is only a moral commitment, but not a legal obligation of the state or municipality.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF NEW YORK SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO NEW YORK WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.31
           Annual Income per unit:                           $   51.75
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund. INVESTOR FEES
           Maximum Sales Fee (Load) on new
           purchases (as a percentage of
           $1,000 invested)                                  2.90%
           You will pay an up-front sales fee of 1.50%, as well as a deferred sales fee of $3.75 per unit quarterly November, February, May and August through November, 1999. Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.
           The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.71
           Trustee's Fee
                                                     $    0.46
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                     $    0.26
           Evaluator's Fee
                                                     $    0.20
           Organization Costs
                                                     $    0.14
           Other Operating Expenses
                                                    -----------
                                                     $    1.77
           TOTAL



           The Sponsors historically paid [organization costs and] updating expenses.
       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior New York Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior New York Series were offered between January 14, 1988 and October 16, 1996 and were outstanding on December 31, 1998. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 12/31/98.



                   WITH SALES FEE                    NO SALES FEE
            1 YEAR     5 YEARS   10 YEARS    1 YEAR     5 YEARS   10 YEARS


-------------------------------------------------------------------


High         5.93%      5.02%      7.53%      8.20%      8.09%      8.13%
Average      2.83       4.25       7.23       6.01       5.27       7.83
Low          0.35       3.61       7.04       4.11       4.59       7.64


-------------------------------------------------------------------


Average
Sales fee    3.15%      5.04%      5.82%


-------------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is one unit.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                     $1,067.25
           (as of November 30, 1998)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale, less any remaining deferred sales fee. You will not pay any other fee when you sell your units.



      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some New York state and local personal income taxes if you live in New York.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds generally will not be insured. Income from this program will generally be subject to state and local income taxes. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

PENNSYLVANIA INSURED PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 8 long-term tax-exempt municipal bonds, and some short-term bonds reserved to pay the deferred sales fee, with an aggregate face amount of $3,980,000.
        o  The Fund is a unit investment trust which means that,
           unlike a mutual fund, the Portfolio is not managed.
        o  The bonds are rated AAA or Aaa by Standard & Poor's,
           Moody's or Fitch.
        o Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.
        o  The Fund is concentrated in refunded bonds.
        o 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE



/ / Hospital/Health Care                               27%
/ / Miscellaneous                                      15%
/ / Refunded Bonds                                     43%
/ / Special Tax                                        15%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in hospital/health care bonds, adverse developments in this sector may affect the value of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF
           PENNSYLVANIA SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO PENNSYLVANIA WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.35
           Annual Income per unit:                           $   52.31
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund. INVESTOR FEES
           Maximum Sales Fee (Load) on new
           purchases (as a percentage of
           $1,000 invested)                                  2.90%
           You will pay an up-front sales fee of 1.50%, as well as a deferred sales fee of $3.75 per unit quarterly November, February, May and August through November, 1999. Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.
           The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.75
           Trustee's Fee
                                                     $    0.47
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                     $    0.35
           Evaluator's Fee
                                                     $    0.20
           Organization Costs
                                                     $    0.07
           Other Operating Expenses
                                                    -----------
                                                     $    1.84
           TOTAL



           The Sponsors historically paid organization costs and updating expenses.
       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior Pennsylvania Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior Pennsylvania Series were offered between May 19, 1988 and September 13, 1996 and were outstanding on December 31, 1998. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 12/31/98.



                   WITH SALES FEE                    NO SALES FEE
            1 YEAR     5 YEARS   10 YEARS    1 YEAR     5 YEARS   10 YEARS


-------------------------------------------------------------------


High         4.04%      4.94%      7.10%      7.05%      6.12%      7.70%
Average      2.50       4.21       6.98       5.59       5.23       7.58
Low          0.37       3.54       6.85       2.04       4.44       7.44


-------------------------------------------------------------------


Average
Sales fee    3.07%      5.07%      5.82%


-------------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is one unit.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                     $1,145.22
           (as of November 30, 1998)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale, less any remaining deferred sales fee. You will not pay any other fee when you sell your units.
      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Pennsylvania state and local personal income taxes if you live in Pennsylvania.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds will generally not be insured. Income from this program will generally be subject to state and local income taxes. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                            FOR CALIFORNIA RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1999*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


 $      0- 25,750  $     $0- 43,050  20.10     5.01   5.63     6.26   6.88     7.51   8.14     8.76   9.39    10.01
$ 25,751- 62,450  $ 43,051-104,050  34.70     6.13   6.89     7.66   8.42     9.19   9.95    10.72  11.48    12.25
$ 62,451-130,250  $104,051-158,550  37.42     6.39   7.19     7.99   8.79     9.59  10.39    11.19  11.98    12.78
$130,251-283,150  $158,551-283,150  41.95     6.89   7.75     8.61   9.47    10.34  11.20    12.06  12.92    13.78
OVER $283,151        OVER $283,151  45.22     7.30   8.21     9.13  10.04    10.95  11.87    12.78  13.69    14.60


                             FOR FLORIDA RESIDENTS
--------------------------------------------------------------------------------


                                  EFFECTIVE
TAXABLE INCOME 1999*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       3%     3.5%     4%     4.5%     5%     5.5%     6%     6.5%     7%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


 $      0- 25,750  $      0- 43,050  15.00     3.53   4.12     4.71   5.29     5.88   6.47     7.06   7.65     8.24
$ 27,751- 62,450  $ 43,051-104,050  28.00     4.17   4.86     5.56   6.25     6.94   7.64     8.33   9.03     9.72
$ 62,451-130,250  $104,051-158,550  31.00     4.35   5.07     5.80   6.52     7.25   7.97     8.70   9.42    10.14
$130,251-283,150  $158,551-283,150  36.00     4.69   5.47     6.25   7.03     7.81   8.59     9.38  10.16    10.94
OVER $283,151        OVER $283,151  39.60     4.97   5.79     6.62   7.45     8.28   9.11     9.93  10.76    11.59


                          FOR NEW YORK CITY RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1999*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


                  $      0- 43,060  23.59     5.24   5.89     6.54   7.20     7.85   8.51     9.16   9.82    10.47
 $      0-25,750-                    23.63     5.24   5.89     6.55   7.20     7.86   8.51     9.17   9.82    10.48
$ 25,751- 62,450  $ 43,051-104,050  35.35     6.19   6.96     7.73   8.51     9.28  10.05    10.83  11.60    12.37
$ 62,451-130,250  $104,051-158,550  38.04     6.46   7.26     8.07   8.88     9.68  10.49    11.30  12.11    12.91
$130,251-283,150  $158,551-283,150  42.53     6.96   7.83     8.70   9.57    10.44  11.31    12.18  13.05    13.92
OVER $283,151        OVER $283,151  45.77     7.38   8.30     9.22  10.14    11.06  11.98    12.91  13.83    14.75


                          FOR NEW YORK STATE RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1999*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%      8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


 $      0- 25,750  $      0- 43,050  20.82     5.05   5.68     6.31   6.95     7.58   8.21     8.84   9.47    10.10
$ 25,751- 62,450  $ 43,051-104,050  32.93     6.71   7.46     8.20   8.95     9.69  10.44    11.18  11.93    10.10
$ 62,451-130,250  $104,051-158,550  35.73     6.22   7.00     7.78   8.56     9.34  10.11    10.69  11.67    12.45
$130,251-283,150  $158,551-283,150  40.38     6.71   7.55     8.39   9.23    10.06  10.90    11.74  12.58    13.42
OVER $283,151        OVER $283,151  43.74     7.11   8.00     8.89   9.78    10.66  11.55    12.44  13.33    14.22


                           FOR PENNSYLVANIA RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1999*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       3%     3.5%     4%     4.5%     5%     5.5%     6%     6.5%     7%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


 $      0- 25,750  $      0- 43,050  17.38     3.63   4.24     4.84   5.45     6.05   6.66     7.26   7.87     8.47
$ 27,751- 62,450  $ 43,051-104,050  30.02     4.29   5.00     5.72   6.43     7.14   7.86     8.57   9.29    10.00
$ 62,451-130,250  $104,051-158,550  32.93     4.47   5.22     5.96   6.71     7.46   8.20     8.95   9.69    10.44
$130,251-283,150  $158,551-283,150  37.79     4.82   5.63     6.43   7.23     8.04   8.84     9.65  10.45    11.25
OVER $283,151        OVER $283,151  41.29     5.11   5.96     6.81   7.66     8.52   9.37    10.22  11.07    11.92


To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 1999 federal and applicable State (and City) income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, investors are urged to consult their own tax advisers in this regard.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

MONTHLY INCOME

The Fund will pay you regular monthly income. Your monthly income may vary because of:
   o elimination of one or more bonds from the Fund's portfolio because of calls, redemptions or sales;
   o a change in the Fund's expenses; or
   o the failure by a bond's issuer to pay interest.

Changes in interest rates generally will not affect your income because the portfolio is fixed.

Along with your income, you will receive your share of any available bond principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

Estimated Current Return equals the estimated annual cash to be received from the bonds in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):


 Estimated Annual                  Estimated
 Interest Income        -       Annual Expenses
-------------------------------------------------
                   Unit Price


Estimated Long Term Return is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the bonds in the Fund. It is an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual bonds in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each bond's yield by its market value and the time remaining to the call or maturity date.

Yields on individual bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:
o a monthly statement of income payments and any principal payments;
o a notice from the Trustee when new bonds are deposited in exchange or substitution for bonds originally deposited;
o an annual report on Fund activity; and
o annual tax information. This will also be sent to the IRS. You must report the amount of tax-exempt interest received during the year.

You may request:
o copies of bond evaluations to enable you to comply with federal and state tax reporting requirements; and
o audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, bonds with longer maturities will change in value more than bonds with shorter maturities. Bonds in the Fund are more likely to be called when interest rates decline. This would result in early returns of principal to you and may result in early termination of the Fund. Of course, we cannot predict how interest rates may change.

CALL RISK

Many bonds can be prepaid or 'called' by the issuer before their stated maturity.

For example, some bonds may be required to be called pursuant to mandatory sinking fund provisions.

Also, an issuer might call its bonds during periods of falling interest rates, if the issuer's bonds have a coupon higher than current market rates.

An issuer might call its bonds in extraordinary cases, including if:
   o it no longer needs the money for the original purpose;
   o the project is condemned or sold;
   o the project is destroyed and insurance proceeds are used to redeem the bonds;
   o any related credit support expires and is not replaced; or
   o interest on the bonds become taxable.

If the bonds are called, your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity. An early call at par of a premium bond will reduce your return.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell bonds. This could reduce the diversification of your investment and increase your share of Fund expenses.

LIQUIDITY RISK

You can always sell back your units, but we cannot assure you that a liquid trading market will always exist for the bonds in the portfolio, especially since current law may restrict the Fund from selling bonds to any Sponsor. The bonds will generally trade in the over-the-counter market. The value of the bonds, and of your investment, may be reduced if trading in bonds is limited or absent.

CONCENTRATION RISK

When a certain type of bond makes up 25% or more of the portfolio, it is said to be 'concentrated' in that bond type, which makes the Portfolio less diversified.

Here is what you should know about each Portfolio's concentration in hospital and health care bonds.
   o payment for these bonds depends on revenues from private third-party payors and government programs, including Medicare and Medicaid, which have generally undertaken cost containment measures to limit payments to health care providers;
   o hospitals face increasing competition resulting from hospital mergers and affiliations;
   o hospitals need to reduce costs as HMOs increase market penetration and hospital supply and drug companies raise prices;
   o hospitals and health care providers are subject to various legal claims by patients and others and are adversely affected by increasing costs of insurance; and

   o many hospitals are aggressively buying physician practices and assuming risk contracts to gain market share. If revenues do not increase accordingly, this practice could reduce profits;
   o Medicare is changing its reimbursement system for nursing homes. Many nursing home providers are not sure how they will be treated. In many cases, the providers may receive lower reimbursements and these would have to cut expenses to maintain profitability; and
   o most retirement/nursing home providers rely on entrance fees for operating revenues. If people live longer than expected and turnover is lower than budgeted, operating revenues would be adversely affected by less than expected entrance fees.

Here is what you should know about the California Portfolio's concentration in special tax bonds. Special tax bonds are payable from and secured by the revenues a municipality derives from a particular tax; for example, a tax on hotel rentals, on the purchase of food and beverages, car rentals, or liquor consumption. These bonds are not secured by general tax revenues. Payment on these bonds may be adversely affected by:
   o a reduction in revenues resulting from a decline in the local economy or population; or
   o a decline in the consumption, use or cost of the goods and services that are subject to taxation.

Here is what you should know about the Pennsylvania Portfolio's concentration in refunded bonds. Refunded bonds are typically:
   o backed by direct obligations of the U.S. government; or
   o in some cases, backed by obligations guaranteed by the U.S. government and placed in escrow with an independent trustee;
   o noncallable prior to maturity; but
   o sometimes called for redemption prior to maturity.

Here is what you should know about the Florida and New York Portfolios' concentrations in municipal electric utility revenue bonds. Municipal utility bonds include gas and electric and water and sewer revenue bonds. The payment of interest and principal of these bonds depends on the rates the utilities may charge, the demand for their services and the cost of operating their business which includes the expense of complying with environmental and other energy and licensing laws and regulations. The operating results of utilities are particularly influenced by:
   o increases in operating and construction costs;
   o the costs and availability of fuel;
   o unpredicability of future usage requirements; and
   o for electric utilities, the risks associated with the nuclear industry.

There has been an increase in competition in the electric utility industry. The effect of this competition has been to induce municipal utilities to keep their rates as low as possible. Municipal electric utilities may, therefore, be unable to increase rates to recover their investment in generating plant.

Changes to the portfolio from bond redemptions, maturities and sales may affect the Fund's concentrations over time.

STATE CONCENTRATION RISK

CALIFORNIA RISKS

Generally

From the late 1980s through the early 1990s, an economic recession eroded California's revenue base. At the same time rapid population growth caused State expenditures to exceed budget appropriations.

   o As a result California experienced a period of sustained budget imbalance.

   o Since that time the California economy has improved and the extreme budgetary pressures have begun to lessen.

State Government

The 1997-98 Budget Act allocated a State budget of approximately $66.9 Billion and contains no tax increases or reductions. Despite this somewhat improved state, California's budget is still subject to certain unforeseeable events. For example:

   o In December, 1994, Orange County and its investment pool filed for bankruptcy. While a settlement has been reached, the full impact on the State and Orange County is still unknown.

   o California faces constant fluctuations in other expenses (including health and welfare caseloads, property tax receipts, federal funding and natural disaster relief) that will undoubtedly create new budgetary pressure and reduce issuers' ability to pay their debts.

   o California's general obligation bonds are currently rated A1 by Moody's and A+ by Standard & Poor's.

Other Risks

Issuers' ability to make payments on bonds (and the remedies available to bondholders) could also be adversely affected by the following constraints:

   o Certain provisions of California's Constitution, laws and regulatory system contain tax, spending and appropriations limits and prohibit certain new taxes.

   o Certain other California laws subject the users of bond proceeds to strict rules and limits regarding revenue repayment.

   o Bonds of healthcare institutions which are subject to the strict rules and limits regarding reimbursement payments of California's Medi-Cal program for health care services to welfare recipients and bonds secured by liens on real property are two of the types of bonds affected by these provisions.

FLORIDA RISKS

Generally

Florida's financial condition is affected by numerous national, economic, social and environmental policies and conditions. For example:

   o south Florida is heavily involved with foreign tourism, trade and investment capital. As a result, the region is susceptible to international trade and currency imbalances and economic problems in Central and South America;

   o central and northern Florida are more vulnerable to agricultural problems, such as crop failures or severe weather conditions, especially in the citrus and sugar industries; and

   o the state as a whole is also very dependent on tourism and construction.

State and Local Government

The state of Florida and its local governments are restricted in their ability to raise taxes and incur debts. These restrictions limit their ability to generate revenue, and so could hurt their ability to pay debts.

General obligations of the state are rated Aa2 by Moody's, AA+ by Standard & Poor's and AA by Fitch.

NEW YORK RISKS

Generally

For decades, New York's economy has trailed the rest of the nation. Both the state and New York City have experienced long-term structural imbalances between revenues and expenses, and have repeatedly relied substantially on non-recurring measures to achieve budget balance. The pressures that contribute to budgetary problems at both the state and local level include:

   o the high combined state and local tax burden;

   o a decline in manufacturing jobs, leading to above-average unemployment;

   o sensitivity to the financial services industry; and

   o dependence on federal aid.

State Government

The State government frequently has difficulty approving budgets on time. Budget gaps of $1 billion and $4 billion are projected for the next two years. The State's general obligation bonds are rated A by Standard & Poor's and A2 by Moody's. There is $37 billion of state-related debt outstanding.

New York City Government

Even though the City had budget surpluses each year from 1981, budget gaps of $2 billion are projected for each of the next three years. New York City faces fiscal pressures from:

   o aging public facilities that need repair or replacement;

   o welfare and medical costs;

   o expiring labor contracts; and

   o a high and increasing debt burden.

The City requires substantial state aid, and its fiscal strength depends heavily on the securities industry. Its general obligation bonds are rated A-by Standard & Poor's and A3 by Moody's.

PENNSYLVANIA RISKS

Generally

Pennsylvania and many of its municipalities (including Philadelphia) have undergone an economic decline:

   o coal, steel, railroads and other heavy industry historically associated with the Commonwealth has given way to increased competition from foreign producers.

   o agriculture and related industries are still an important part of the Commonwealth's economy.

   o Recently, however, service sector industries (trade, medical and health services, education and financial services) have provided new sources of growth.

State and Local Governments

Historically, both the Commonwealth and the City of Philadelphia have experienced serious revenue shortfalls. At the same time, rising demands for state and local programs and services (particularly medical assistance and cash assistance programs) have lead to increased spending.

   o In recent years, both the Commonwealth and the City of Philadelphia have tried to balance their budgets with a mix of tax increases and spending cuts.

   o Philadelphia has considered significant service cuts and privatization of certain services which it has provided to date.

   o In 1991, the Commonwealth created the Pennsylvania Inter-Governmental Cooperation Authority ('PICA') which it authorized to issue debt to cover Philadelphia's budget shortfalls, eliminate the City's projected deficits and fund its capital spending. PICA issued approximately $1.76 billion of Special Revenue Bonds on Philadelphia's behalf. Its power to issue bonds on Philadelphia's behalf expired at the end of 1996; as of June 30, 1997, approximately $1.1 billion in PICA Special Revenue Bonds were outstanding.

   o Pennsylvania's general obligation bonds are currently rated A1 by Moody's and AA-by Standard & Poor's. Philadelphia's general obligation bonds are rated Baa by Moody's and BBB by Standard & Poor's. There can be no assurance that these ratings will not be lowered.

BOND QUALITY RISK

A reduction in a bond's rating may decrease its value and, indirectly, the value of your investment in the Fund.

INSURANCE RELATED RISK

Some bonds are backed by insurance companies (as shown under Portfolios). Insurance policies generally make payments only according to a bond's original payment schedule and do not make early payments when a bond defaults or becomes taxable. Although the federal government does not regulate the insurance business, various state laws and federal initiatives and tax law changes could significantly affect the insurance business. The claims-paying ability of the insurance companies is generally rated A or better by Standard & Poor's or another nationally recognized rating organization. The insurance company ratings are subject to change at any time at the discretion of the rating agencies.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

Future tax legislation could affect the value of the portfolio by:
   o limiting real property taxes,
   o reducing tax rates,
   o imposing a flat or other form of tax, or
   o exempting investment income from tax.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:
   o adding the value of the bonds, net accrued interest, cash and any other Fund assets;
   o subtracting accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
   o dividing the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

If you sell your units before the final deferred sales fee installment, the amount of any remaining installments will be deducted from your proceeds.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge other than any remaining deferred sales charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained the secondary market continuously for over 25 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold Unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select bonds to be sold. Bonds will be selected based on market and credit factors. These sales could be made at times when the bonds would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

If you acquire 25% or more of the outstanding units of the Fund and you sell units with a value exceeding $250,000, the Trustee may choose to pay you 'in kind' by distributing bonds and cash with a total value equal to the price of those units. The Trustee will try to distribute bonds in the portfolio pro rata, but it reserves the right to distribute only one or a few bonds. The Trustee will act as your agent in an in kind distribution and will either hold the bonds for your account or sell them as you instruct. You must pay any transaction costs as well as transfer and ongoing custodial fees on sales of bonds distributed in kind.

There could be a delay in paying you for your units:
   o if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
   o if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and

   o for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund at a maximum exchange fee of 1.90%. You may exchange units of this Fund for units of certain other Defined Asset Funds at a reduced sales fee if your investment goals change. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the bonds, less expenses, from the initial most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

A portion of the price of a unit consists of cash so that the Trustee can provide you with regular monthly income. When you sell your units you will receive your share of this cash.

In addition, as with mutual funds, the Fund (and therefore the investors) pay all or some of the costs of organizing the Fund including:
   o cost of initial preparation of legal documents;
   o federal and state registration fees;
   o initial fees and expenses of the Trustee;
   o initial audit; and
   o legal expenses and other out-of-pocket expenses.

EVALUATIONS

An independent Evaluator values the bonds on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Bond values are based on current bid or offer prices for the bonds or comparable bonds. In the past, the difference between bid and offer prices of publicly offered tax-exempt bonds has ranged from 0.5% of face amount on actively traded issues to 3.5% on inactively traded issues; the difference has averaged between 1 and 2%.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:

   o to reimburse the Trustee for the Fund's operating expenses;
   o for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
   o costs of actions taken to protect the Fund and other legal fees and expenses;
   o expenses for keeping the Fund's registration statement current; and
   o Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 45 cents per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Portfolio's registration statement yearly are also now chargeable to the Portfolio. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

Any quarterly deferred sales fees you owe are paid with interest and principal from certain bonds. If these amounts are not enough, the rest will be paid out of distributitons to you from the Fund's Capital and Income Accounts.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a bond; if a contract to buy any bond.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep bonds in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a bond in certain cases if we believe that certain adverse credit conditions exist or if a bond becomes taxable.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which will affect the size and composition of the portfolio. Units offered in the secondary market may not represent the same face amount of bonds that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:
   o diversity of the portfolio;
   o size of the Fund relative to its original size;
   o ratio of Fund expenses to income;
   o current and long-term returns;
   o degree to which units may be selling at a premium over par; and
   o cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last bond in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of bonds deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining bonds, and you will receive your final distribution. Any bond that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling bonds. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a 'unit investment trust' governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:
   o to cure ambiguities;
   o to correct or supplement any defective or inconsistent provision;
   o to make any amendment required by any governmental agency; or
   o to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).
Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:
   o it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
   o it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.
Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one

Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:
   o remove it and appoint a replacement Sponsor;
   o liquidate the Fund; or
   o continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as counsel for the Sponsors, has given an opinion that the units are validly issued. Special counsel located in the relevant states have given state and local tax opinions.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statements of Condition included in this prospectus.

SPONSORS

The Sponsors are:

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051

SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013
DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PRUDENTIAL SECURITIES INCORPORATED (an
indirect wholly-owned subsidiary of the
Prudential Insurance Company of America)
One New York Plaza
New York, NY 10292
PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Chase Manhattan Bank, Unit Investment Trust Department, 4 New York Plaza--6th Floor, New York, New York 10004, is the Trustee.

It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial date of deposit of the bonds. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

A Sponsor or Underwriter may realize profits or sustain losses on bonds in the Fund which were acquired from underwriting syndicates of which it was a member.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

Merrill Lynch, as agent for the Sponsors, has adopted a code of ethics requiring preclearance and reporting of personal securities transactions by its employees with access to information on portfolio transactions. The goal of the code is to prevent fraud, deception or misconduct against the Fund and to provide reasonable standards of conduct.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the 'Year 2000 Problem'). We do not expect that the computer system changes necessary to prepare for the Year 2000 will cause any major operational difficulties for the Fund. The Year 2000 Problem may adversely affect the issuers of the securities contained in the Portfolio, but we cannot predict whether any impact will be material to the Portfolio as a whole.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances. You should consult your own tax adviser about your particular circumstances.

At the date of issue of each bond, counsel for the issuer delivered an opinion to the effect that interest on the bond is exempt from regular federal income tax. However, interest may be subject to state and local taxes and federal alternative minimum tax. Neither we nor our counsel have reviewed the issuance of the bonds, related proceedings or the basis for the opinions of counsel for the issuers. We cannot assure you that the issuer (or other users) have complied or will comply with any requirements necessary for a bond to be tax-exempt. If any of the bonds were determined not to be tax-exempt, you could be required to pay income tax for current and prior years, and if the Fund were to sell the bond, it might have to sell it at a substantial discount.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each bond in the Fund.

INCOME OR LOSS UPON DISPOSITION

When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss. Your gain, however, will generally be ordinary income to the extent of any accrued 'market discount'. Generally you will have market discount to the extent that your basis in a bond when you purchase a unit is less than its stated redemption price at maturity (or, if it is an original issue discount bond, the issue price increased by original issue discount that has accrued on the bond before your purchase). You should consult your tax adviser in this regard.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain from the Fund will be long-term if you are considered to have held your investment on each bond for more than one year and short-term if you held it for one year or less. If you are an individual and sell your units after holding them for more than one year, you may be entitled to a 20% maximum federal tax rate on any resulting gains. Consult your tax adviser in this regard. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses.

YOUR BASIS IN THE BONDS

Your aggregate basis in the bonds will be equal to the cost of your units, including any sales charges and the organizational expenses you pay, adjusted to reflect any accruals of 'original issue discount,' 'acquisition premium' and 'bond premium'. You should consult your tax adviser in this regard.

EXPENSES

If you are not a corporate investor, you will not be entitled to a deduction for your share of fees and expenses of the Fund. Also, if you borrowed money in order to purchase or carry your units, you will not be able to deduct the interest on this borrowing for federal income tax purposes. The IRS may treat your purchase of units as made with borrowed money even if the money is not directly traceable to the purchase of units.

STATE AND LOCAL TAXES

Under the income tax laws of the State and City of New York, the Fund will not be taxed as a corporation. If you are a New York taxpayer, your income from the Fund will not be tax-exempt in New York except to the extent that the income is earned on bonds that are tax-exempt for New York purposes. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

CALIFORNIA TAXES

In the opinion of O'Melveny & Myers LLP, Los Angeles, California, special counsel on California tax matters:

Under the income tax laws of the State of California, the Trust will not be taxed as a corporation and you will be considered to own directly your share of each bond of the Trust. If you are a California taxpayer, your share of the income from the bonds of the Trust will not be tax-exempt in California except for California personal income tax purposes and only to the extent that the income is earned on bonds that are exempt for such purposes. If you are a California taxpayer and all or part of your share of a bond is disposed of (for example, when a bond is sold, exchanged or redeemed at maturity or you sell or exchange your units), you will recognize gain or loss for California tax purposes. Depending on where you live, your income from the Trust may be subject to state and local taxation. You should consult your tax advisor in this regard.

FLORIDA TAXES

In the opinion of Greenberg, Traurig, P.A., Miami, Florida, special counsel on Florida tax matters:

Under the income tax laws of the State of Florida, the Fund will not be taxed as a corporation. Florida imposes an income tax on corporations but does not impose a personal income tax. Accordingly, if you are an individual taxpayer your income from the Fund will not be subject to tax in Florida. However, if you are an entity that is normally taxed as a corporation, your income from the fund will not be exempt from tax in Florida and special rules for taxation apply depending on the type of entity. You should consult your tax adviser in this regard.

Florida also imposes a tax on intangible personal property, such as stocks, bonds, notes and units in trusts. The tax is imposed on Florida taxpayers as of January 1st of each year. Florida exempts certain types of bonds and debt obligations from this tax. Your units will be exempt from the intangible personal property tax as long as the Fund invests exclusively in bonds and other debt obligations that are tax-exempt for Florida purposes.

PENNSYLVANIA TAXES

In the opinion of Drinker Biddle & Reath LLP, Philadelphia, Pennsylvania, special counsel on Pennsylvania tax matters:

The Pennsylvania Trust will not be taxed as a corporation under the current income tax laws of Pennsylvania. Your income from the Trust may be subject to taxation depending on where you live. If you are a Pennsylvania taxpayer your interest income from the Trust will be tax exempt to the extent that income is earned on bonds that are tax exempt for Pennsylvania purposes. However, gains on the sale of bonds by the Trust or on the sale of your Units will be subject to Pennsylvania income tax. If you are a Philadelphia resident you may be subject to the Philadelphia school district tax on any gains realized from the sale of bonds by the Trust or the sale of Units by you to the extent either the bonds or Units have been held for six months or less. You should consult your tax adviser as to the consequences to you with respect to any investment you make in the Trust.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the types of bonds that may be in the Fund's portfolios, general risk disclosure concerning any insurance securing certain bonds, and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 301 (CALIFORNIA INSURED, FLORIDA,
NEW YORK INSURED AND PENNSYLVANIA INSURED TRUSTS),
DEFINED ASSET FUNDS

REPORT OF INDEPENDENT ACCOUNTANTS

The Sponsors, Trustee and Holders
of Municipal Investment Trust Fund,
Multistate Series - 301 (California Insured, Florida,
New York Insured and Pennsylvania Insured Trusts):

We have audited the accompanying statements of condition of Municipal Investment Trust Fund, Multistate Series - 301
(California Insured, Florida, New York Insured and
Pennsylvania Insured Trusts), including the portfolios, as of November 30, 1998 and the related statements of operations and of changes in their net assets for the year ended November 30, 1998 and the period December 7, 1996 to
November 30, 1997. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at November
30, 1998, as shown in such portfolios, were confirmed to us by The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Municipal Investment Trust Fund,
Multistate Series - 301 (California Insured, Florida,
New York Insured and Pennsylvania Insured Trusts), at
November 30, 1998 and the results of their operations and changes in their net assets for the above-stated periods in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP


New York, N.Y.
February 4, 1999


                      D -  1.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 301 (CALIFORNIA INSURED TRUST),
     DEFINED ASSET FUNDS


     STATEMENT OF CONDITION
     As of November 30, 1998

     TRUST PROPERTY:
       Investment in marketable securities -
          at value (cost $ 5,392,655 )(Note 1).........                                                 $ 5,750,344
       Securities called for redemption -
          at value (cost $ 87,338 )(Note 6)............                                                      85,000
       Accrued interest ...............................                                                      91,642
       Accrued interest on Segregated Bonds (Note 5) ..                                                       4,031
       Cash - income ..................................                                                         119
       Cash - income on Segregated Bonds ..............                                                       4,718
       Cash - principal ...............................                                                      50,171
       Deferred organization costs (Note 6) ...........                                                       3,659
                                                                                                        -----------
         Total trust property .........................                                                   5,989,684


     LESS LIABILITIES:
       Income advance from Trustee.....................                                 $    72,574
       Deferred sales charge (Note 5) .................                                      70,692
       Accrued Sponsors' fees .........................                                       2,522
       Other liabilities (Note 6) .....................                                       3,659         149,447
                                                                                        -----------     -----------


     NET ASSETS, REPRESENTED BY:
       5,537 units of fractional undivided
          interest outstanding (Note 3)................                                   5,823,572

       Undistributed net investment income ............                                      16,665     $ 5,840,237
                                                                                        -----------     ===========

     UNIT VALUE ($ 5,840,237 / 5,537 units )...........                                                 $  1,054.77
                                                                                                        ===========







                  See Notes to Financial Statements.









                                D -  2.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 301 (CALIFORNIA INSURED TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF OPERATIONS

                                                                                                        December 7,
                                                                                       Year Ended         1996 to
                                                                                      November 30,      November 30,
                                                                                          1998              1997
                                                                                          ----              ----

     INVESTMENT INCOME:
       Interest income ........................                                       $   312,626       $   319,648
       Accrued interest on Segregated
         Bonds (Note 5) .......................                                             8,062            11,737
       Trustee's fees and expenses ............                                            (8,302)           (9,648)
       Sponsors' fees .........................                                            (2,756)           (2,756)
                                                                                      ------------------------------
       Net investment income ..................                                           309,630           318,981
                                                                                      ------------------------------


     REALIZED AND UNREALIZED GAIN
       ON INVESTMENTS:
       Realized gain on
         securities sold or redeemed ..........                                            23,716
       Unrealized appreciation
         of investments .......................                                           224,846           130,505
                                                                                      ------------------------------
       Net realized and unrealized
          gain on investments .................                                           248,562           130,505
                                                                                      ------------------------------


     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS ..............                                       $   558,192       $   449,486
                                                                                      ==============================







                  See Notes to Financial Statements.














                                D -  3.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 301 (CALIFORNIA INSURED TRUST),
     DEFINED ASSET FUNDS



     STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                         December 7,
                                                                                       Year Ended         1996 to
                                                                                      November 30,      November 30,
                                                                                          1998              1997
                                                                                          ----              ----

     OPERATIONS:
       Net investment income ..................                                       $   309,630       $   318,981
       Realized gain on
         securities sold or redeemed ..........                                            23,716
       Unrealized appreciation
         of investments .......................                                           224,846           130,505
                                                                                      ------------------------------
       Net increase in net assets
         resulting from operations ............                                           558,192           449,486
                                                                                      ------------------------------
     INCOME DISTRIBUTIONS TO
        HOLDERS (Note 2).......................                                          (301,541)         (288,933)
                                                                                      ------------------------------

     SHARE TRANSACTIONS:
       Deferred sales charge (Note 5):
         Income ...............................                                           (11,050)          (11,737)
         Principal ............................                                           (87,995)          (79,313)

       Redemption amounts:
         Income ...............................                                            (1,673)
         Principal ............................                                          (547,041)
                                                                                      ------------------------------
       Net share transactions .................                                          (647,759)          (91,050)
                                                                                      ------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS ....                                          (391,108)           69,503

     NET ASSETS AT BEGINNING OF PERIOD ........                                         6,231,345         6,161,842
                                                                                      ------------------------------
     NET ASSETS AT END OF PERIOD ..............                                       $ 5,840,237       $ 6,231,345
                                                                                      ==============================
     PER UNIT:
       Income distributions during
         period ...............................                                       $     51.40       $     47.60
                                                                                      ==============================
       Net asset value at end of
         period ...............................                                       $  1,054.77       $  1,026.58
                                                                                      ==============================
     TRUST UNITS:
       Redeemed during period .................                                               533
       Outstanding at end of period ...........                                             5,537             6,070
                                                                                      ==============================



                  See Notes to Financial Statements.


                                D -  4.

          MUNICIPAL INVESTMENT TRUST FUND,
          MULTISTATE SERIES - 301 (CALIFORNIA INSURED TRUST),
          DEFINED ASSET FUNDS

          NOTES TO FINANCIAL STATEMENTS

     1.   SIGNIFICANT ACCOUNTING POLICIES

               The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

          (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities (see "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B), except that value on December 7, 1996 was based upon offering side evaluations at December 5, 1996, the day prior to the Date of Deposit. Cost of securities at December 7, 1996 was also based on such offering side evaluations.

          (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

          (C)  Interest income is recorded as earned.

     2.   DISTRIBUTIONS

               A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

     3.   NET CAPITAL

          Cost of 5,537 units at Date of Deposit .....................                                  $ 5,620,777
          Transfer to capital of interest on Segregated Bonds (Note 5)                                       19,799
          Redemptions of units - net cost of 533 units redeemed
            less redemption amounts (principal).......................                                       (5,976)
          Deferred sales charge (Note 5) .............................                                     (190,095)
          Realized gain on securities sold or redeemed ...............                                       23,716
          Net unrealized appreciation of investments .................                                      355,351
                                                                                                        -----------

          Net capital applicable to Holders ..........................                                  $ 5,823,572
                                                                                                        ===========


     4.   INCOME TAXES

               As of November 30, 1998, net unrealized appreciation of investments (including securities called for redemption), based on cost for Federal income tax purposes, aggregated $355,351, of which $357,689 related to appreciated securities and $2,338 related to depreciated securities. The cost of investment securities for Federal income tax purposes was $5,479,993 at November 30, 1998.

                                D -  5.

          MUNICIPAL INVESTMENT TRUST FUND,
          MULTISTATE SERIES - 301 (CALIFORNIA INSURED TRUST),
          DEFINED ASSET FUNDS

          NOTES TO FINANCIAL STATEMENTS

     5.   DEFERRED SALES CHARGE

               $90,000 face amount of San Francisco State Bldg. Auth., CA, Lease Rev. Bonds, Ser. 1996 A, have been segregated to fund the deferred sales charges. The sales charges are being paid for with the interest received and by periodic sales or maturity of these bonds. A deferred sales charge of $3.75 per Unit is charged on a quarterly basis, and paid to the Sponsors periodically by the Trustee on behalf of the Holders, up to an aggregate of $45.00 per Unit over the first three years of the life of the Fund. Should a Holder redeem Units prior to the third anniversary of the Fund, the remaining balance of the deferred sales charge will be charged.

     6.   DEFERRED ORGANIZATION COSTS

               Deferred organization costs are being amortized over five years. Included in "Other liabilities" is $3,659 payable to the Trustee for reimbursement of costs related to the organization of the Trust.

                                D - 6.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 301 (CALIFORNIA INSURED TRUST),
     DEFINED ASSET FUNDS

     PORTFOLIO
     As of November 30, 1998


                                             Rating of                                            Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1) (4)      Amount     Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------

   1 California Hlth. Fac. Fin. Auth., Ins.     AAA     $   935,000     5.000 %      2021      07/01/04     $   866,436 $   933,700
     Hlth. Fac. Rfdg. Rev. Bonds (Catholic                                                     @  102.000
     Hlth. CareWest), Ser. 1994 B (AMBAC
     Ins.)

   2 Department of Wtr. & Pwr. of the City      AAA         900,000     5.400        2031      11/15/03         862,929     927,315
     of Los Angeles, CA, Elec. Plant Rfdg.                                                     @  102.000
     Rev. Bonds, Second Issue of 1993 (AMBAC
     Ins.)

   3 Los Angeles Cnty., CA, Metro. Trans.       AAA         900,000     5.000        2021      07/01/03         839,709     900,324
     Auth., Proposition A, Sales Tax Rev.                                                      @  100.000
     Rfdg. Bonds, Ser. 1993 A (Financial
     Guaranty Ins.)

   4 County of Madera, CA, Certs. of Part.      AAA         795,000     5.750        2028      03/15/05         802,290     856,430
     (Valley Children's Hosp., Proj.), Ser.                                                    @  102.000
     1995 (MBIA Ins.)

   5 City of Burbank, CA, Wastewater            AAA         355,000     5.500        2025      06/01/05         352,468     373,701
     Treatment Rev. Bonds, Ser. 1995 A                                                         @  102.000
     (Financial Guaranty Ins.)

   6 Rancho Cucamonga, CA, Rancho Redev.        AAA         880,000     5.500        2023      03/01/04         873,823     920,260
     Proj., 1994 Tax Alloc. Rfdg. Bonds                                                        @  102.000
     (MBIA Ins.)

   7 The Cmnty. Redev. Agy. of The City of      AAA         705,000     5.600        2028      12/01/03         705,000     747,667
     Los Angeles, CA, Bunker Hill Proj., Tax                                                   @  102.000
     Alloc. Rfdg. Bonds, Ser. H (FSA Ins.)

   8 San Francisco State Bldg. Auth., CA,       AAA          90,000     4.000        1999      None              90,000      90,947
     Lease Rev. Bonds (State of California
     San Francisco Civic Ctr. Complex), Ser.
     1996 A (AMBAC Ins.) (7)

                                                        -----------                                           ---------   ---------
     TOTAL                                              $ 5,560,000                                         $ 5,392,655 $ 5,750,344
                                                        ===========                                           =========   =========


                  See Notes to Portfolios on Page D - 26.



                                D - 7.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 301 (FLORIDA TRUST),
     DEFINED ASSET FUNDS



     STATEMENT OF CONDITION
     As of November 30, 1998

     TRUST PROPERTY:
       Investment in marketable securities -
          at value (cost $ 2,526,979 )(Note 1).........                                                 $ 2,704,725
       Securities called for redemption
         at value (cost $60,000) (Note 5) .............                                                      60,000
       Accrued interest ...............................                                                      26,584
       Accrued interest on Segregated Bonds (Note 5) ..                                                       1,845
       Cash - income ..................................                                                       7,053
       Cash - income on Segregated Bonds ..............                                                       3,315
       Cash - principal ...............................                                                      27,020
       Deferred organization costs (Note 6) ...........                                                       2,433
                                                                                                        -----------
         Total trust property .........................                                                   2,832,975


     LESS LIABILITIES:
       Income advance from Trustee.....................                                 $    24,254
       Deferred sales charge (Note 5) .................                                      60,407
       Principal payments payable (Segregated Bonds) ..                                       3,044
       Accrued Sponsors' fees .........................                                       1,589
       Other liabilities (Note 6) .....................                                       2,433          91,727
                                                                                        -----------     -----------


     NET ASSETS, REPRESENTED BY:
       2,616 units of fractional undivided
          interest outstanding (Note 3)................                                   2,733,454

       Undistributed net investment income ............                                       7,794     $ 2,741,248
                                                                                        -----------     ===========

     UNIT VALUE ($ 2,741,248 / 2,616 units )...........                                                 $  1,047.88
                                                                                                        ===========







                  See Notes to Financial Statements.












                                D - 8.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 301 (FLORIDA TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF OPERATIONS

                                                                                                         December 7,
                                                                                       Year Ended          1996 to
                                                                                      November 30,      November 30,
                                                                                          1998              1997
                                                                                          ----              ----

     INVESTMENT INCOME:
       Interest income ........................                                       $   173,864       $   212,673
       Interest income on Segregated
         Bonds (Note 5) .......................                                             5,160             6,837
       Trustee's fees and expenses ............                                            (5,941)           (6,898)
       Sponsors' fees .........................                                            (1,744)           (1,835)
                                                                                      ------------------------------
       Net investment income ..................                                           171,339           210,777
                                                                                      ------------------------------


     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain (loss) on
         securities sold or redeemed ..........                                            50,669               (52)
       Unrealized appreciation
         of investments .......................                                            63,489           114,257
                                                                                      ------------------------------
       Net realized and unrealized
          gain on investments .................                                           114,158           114,205
                                                                                      ------------------------------


     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS ..............                                       $   285,497       $   324,982
                                                                                      ==============================







                  See Notes to Financial Statements.















                                D - 9.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 301 (FLORIDA TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                        December 7,
                                                                                       Year Ended         1996 to
                                                                                      November 30,      November 30,
                                                                                          1998              1997
                                                                                          ----              ----

     OPERATIONS:
       Net investment income ..................                                       $   171,339       $   210,777
       Realized gain (loss) on
         securities sold or redeemed ..........                                            50,669               (52)
       Unrealized appreciation
         of investments .......................                                            63,489           114,257
                                                                                      ------------------------------
       Net increase in net assets
         resulting from operations ............                                           285,497           324,982
                                                                                      ------------------------------

     INCOME DISTRIBUTIONS TO
        HOLDERS (Note 2).......................                                          (167,408)         (192,000)
                                                                                      ------------------------------

     SHARE TRANSACTIONS:
       Deferred sales charge (Note 5):
         Income ...............................                                           (6,837)            (6,837)
         Principal ............................                                          (72,483)           (56,268)

       Redemption amounts:
         Income ...............................                                            (2,833)              (84)
         Principal ............................                                        (1,363,864)          (84,043)
                                                                                      ------------------------------
       Net share transactions .................                                        (1,446,017)         (147,232)
                                                                                      ------------------------------

     NET DECREASE IN NET ASSETS ...............                                        (1,327,928)          (14,250)

     NET ASSETS AT BEGINNING OF PERIOD ........                                         4,069,176         4,083,426
                                                                                      ------------------------------
     NET ASSETS AT END OF PERIOD ..............                                       $ 2,741,248       $ 4,069,176
                                                                                      ==============================
     PER UNIT:
       Income distributions during
         period ...............................                                       $     50.81       $     47.65
                                                                                      ==============================
       Net asset value at end of
         period ...............................                                       $  1,047.88       $  1,029.65
                                                                                      ==============================
     TRUST UNITS:
       Redeemed during period .................                                             1,336                85
       Outstanding at end of period ...........                                             2,616             3,952
                                                                                      ==============================



                  See Notes to Financial Statements.


                                D - 10.

          MUNICIPAL INVESTMENT TRUST FUND,
          MULTISTATE SERIES - 301 (FLORIDA TRUST),
          DEFINED ASSET FUNDS

          NOTES TO FINANCIAL STATEMENTS

     1.   SIGNIFICANT ACCOUNTING POLICIES

               The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

          (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities (see "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B), except that value on December 7, 1996 was based upon offering side evaluations at December 5, 1996, the day prior to the Date of Deposit. Cost of securities at December 7, 1996 was also based on such offering side evaluations.

          (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

          (C)  Interest income is recorded as earned.

     2.   DISTRIBUTIONS

               A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

     3.   NET CAPITAL

          Cost of 2,616 units at Date of Deposit .....................                                  $ 2,646,084
          Transfer to capital of interest on Segregated Bonds (Note 5)                                       11,997
          Redemptions of units - net cost of 1,421 units redeemed
            less redemption amounts (principal).......................                                      (10,565)
          Deferred sales charge (Note 5) .............................                                     (142,425)
          Realized gain on securities sold or redeemed ...............                                       50,617
          Net unrealized appreciation of investments..................                                      177,746
                                                                                                        -----------

          Net capital applicable to Holders ..........................                                  $ 2,733,454
                                                                                                        ===========


     4.   INCOME TAXES

               As of November 30, 1998, net unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $177,746, of which $291 related to depreciated securities and $178,037 related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,586,979 at November 30, 1998.


                                D - 11.

          MUNICIPAL INVESTMENT TRUST FUND,
          MULTISTATE SERIES - 301 (FLORIDA TRUST),
          DEFINED ASSET FUNDS

          NOTES TO FINANCIAL STATEMENTS

     5.   DEFERRED SALES CHARGE

               $60,000 face amount of The City of Homestead, FL, Spec. Ins. Assessment Rev. Bonds, Ser. 1993, have been segregated to fund the deferred sales charges. The sales charges are being paid for with the interest received and by periodic sales or maturity of these bonds. A deferred sales charge of $3.75 per Unit is charged on a quarterly basis, and paid to the Sponsors periodically by the Trustee on behalf of the Holders, up to an aggregate of $45.00 per Unit over the first three years of the life of the Fund. Should a Holder redeem Units prior to the third anniversary of the Fund, the remaining balance of the deferred sales charge will be charged.

     6.   DEFERRED ORGANIZATION COSTS

               Deferred organization costs are being amortized over five years. Included in "Other liabilities" is $2,433 payable to the Trustee for reimbursement of costs related to the organization of the Trust.

                                D - 12.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 301 (FLORIDA TRUST),
     DEFINED ASSET FUNDS

     PORTFOLIO
     As of November 30, 1998


                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------

   1 Florida Mun. Pwr. Agency,                  AAA     $   610,000     5.100 %      2025      10/01/03     $   570,698 $   611,000
     All-Requirements Pwr. Supply Proj. Rev.                                                   @  101.000
     Bonds, Ser. 1993 (AMBAC Ins.) (5)

   2 The School Board of Brevard Cnty., FL,     AAA         335,000     5.500        2021      07/01/06         332,752     353,097
     Ser. 1996 B (AMBAC Ins. ) (5)                                                             @  102.000

   3 Broward Cnty., FL, Professional Sports     AAA          90,000     5.625        2028      09/01/06          90,171      95,579
     Fac. Tax and Rev. Bonds (Broward Cnty.                                                    @  101.000
     Civic Arena Proj.), Ser. 1996 A (MBIA
     Ins.) (5)

   4 Dade Cnty., FL, Spec. Oblig. and Rfdg.     AAA         435,000     5.000        2035      10/01/06         397,003     434,243
     Bonds, Ser. 1996 B (AMBAC Ins.) (5)                                                       @  102.000

   5 City of Homestead, FL, Spec. Ins.          AAA          60,000     4.900        2000      None              61,438      61,147
     Assessment Rev. Bonds (Hurricane Andrew
     Covered Claims Asst. Prog.), Ser. 1993
     (MBIA Ins.) (5) (7)

   6 City of Leesburg, FL, Hosp. Rev. Rfdg.     A-          215,000     5.700        2018      07/01/03         213,669     225,559
     Bonds (Leesburg Regl. Med. Ctr. Proj.),                                                   @  102.000
     Ser. 1993 B

   7 Orlando Util. Comm., FL, Wtr. and Elec.    AA-         240,000     5.250        2023      10/01/03         229,994     243,595
     Sub. Rev. Bonds, Ser. 193 B                                                               @  101.000

   8 Palm Beach Cnty., FL, Hlth. Fac. Auth.     A-          650,000     5.625        2020      11/15/06         631,254     680,505
     Retirement Cmnty. Rev. Bonds (Adult                                                       @  102.000
     Cmnty. Total Svcs., Inc. Oblig. Grp.),
     Ser. 1996

                                                        -----------                                           ---------   ---------
     TOTAL                                              $ 2,635,000                                         $ 2,526,979 $ 2,704,725
                                                        ===========                                           =========   =========


                  See Notes to Portfolios on Page D - 26.




                                D - 13.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 301 (NEW YORK INSURED TRUST),
     DEFINED ASSET FUNDS



     STATEMENT OF CONDITION
     As of November 30, 1998

     TRUST PROPERTY:
       Investment in marketable securities -
          at value (cost $ 4,969,149 )(Note 1).........                                                 $ 5,280,485
       Accrued interest ...............................                                                      72,715
       Accrued interest on Segregated Bonds (Note 5) ..                                                       2,054
       Cash - income on Segregated Bonds ..............                                                       7,610
       Cash - principal ...............................                                                      46,095
       Deferred organization costs (Note 6)............                                                       3,041
                                                                                                        -----------
         Total trust property .........................                                                   5,412,000


     LESS LIABILITIES:
       Income advance from Trustee.....................                                 $    55,393
       Deferred sales charge (Note 5) .................                                      74,726
       Principal payments payable (Segregated Bonds) ..                                       1,309
       Accrued Sponsors' fees .........................                                       2,134
       Other liabilities (Note 6) .....................                                       3,041         136,603
                                                                                        -----------     -----------


     NET ASSETS, REPRESENTED BY:
       5,021 units of fractional undivided
          interest outstanding (Note 3)................                                   5,260,209

       Undistributed net investment income ............                                      15,188     $ 5,275,397
                                                                                        -----------     ===========

     UNIT VALUE ($ 5,275,397 / 5,021 units )...........                                                 $  1,050.67
                                                                                                        ===========







                  See Notes to Financial Statements.


                                D - 14.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 301 (NEW YORK INSURED TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF OPERATIONS

                                                                                                        December 7,
                                                                                       Year Ended         1996 to
                                                                                      November 30,      November 30,
                                                                                          1998              1997
                                                                                          ----              ----

     INVESTMENT INCOME:
       Interest income ........................                                       $   269,096       $   265,462
       Interest income on Segregated
         Bonds (Note 5) .......................                                             6,658             8,681
       Trustee's fees and expenses ............                                            (7,466)           (7,764)
       Sponsors' fees .........................                                            (2,328)           (2,280)
                                                                                      ------------------------------
       Net investment income ..................                                           265,960           264,099
                                                                                      ------------------------------


     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized loss on
         securities sold or redeemed ..........                                              (131)
       Unrealized appreciation
         of investments .......................                                           181,603           129,733
                                                                                      ------------------------------
       Net realized and unrealized
          gain on investments .................                                           181,472           129,733
                                                                                      ------------------------------


     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS ..............                                       $   447,432       $   393,832
                                                                                      ==============================







                  See Notes to Financial Statements.



                                D - 15.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 301 (NEW YORK INSURED TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                         December 7,
                                                                                       Year Ended          1996 to
                                                                                      November 30,      November 30,
                                                                                          1998              1997
                                                                                          ----              ----

     OPERATIONS:
       Net investment income ..................                                       $   265,960       $   264,099
       Realized loss on
         securities sold or redeemed ..........                                              (131)
       Unrealized appreciation
         of investments .......................                                           181,603           129,733
                                                                                      ------------------------------
       Net increase in net assets
         resulting from operations ............                                           447,432           393,832
                                                                                      ------------------------------
     INCOME DISTRIBUTIONS TO
        HOLDERS (Note 2).......................                                          (259,241)         (240,192)
                                                                                      ------------------------------

     SHARE TRANSACTIONS:
       Deferred sales charge (Note 5):
         Income ...............................                                            (5,675)           (8,681)
         Principal ............................                                           (70,360)          (66,994)

       Redemption amounts:
         Income ...............................                                               (99)
         Principal ............................                                           (24,282)
                                                                                      ------------------------------
       Net share transactions .................                                          (100,416)          (75,675)
                                                                                      ------------------------------

     NET INCREASE IN NET ASSETS ...............                                            87,775            77,965

     NET ASSETS AT BEGINNING OF PERIOD ........                                         5,187,622         5,109,657
                                                                                      ------------------------------
     NET ASSETS AT END OF PERIOD ..............                                       $ 5,275,397       $ 5,187,622
                                                                                      ==============================
     PER UNIT:
       Income distributions during
         period ...............................                                       $     51.57       $     47.61
                                                                                      ==============================
       Net asset value at end of
         period ...............................                                       $  1,050.67       $  1,028.27
                                                                                      ==============================
     TRUST UNITS:
       Redeemed during period .................                                                24
       Outstanding at end of period ...........                                             5,021             5,045
                                                                                      ==============================



                  See Notes to Financial Statements.


                                D - 16.

          MUNICIPAL INVESTMENT TRUST FUND,
          MULTISTATE SERIES - 301 (NEW YORK INSURED TRUST),
          DEFINED ASSET FUNDS

          NOTES TO FINANCIAL STATEMENTS

     1.   SIGNIFICANT ACCOUNTING POLICIES

               The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

          (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities (see "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B), except that value on December 7, 1996 was based upon offering side evaluations at December 5, 1996, the day prior to the Date of Deposit. Cost of securities at December 7, 1996 was also based on such offering side evaluations.

          (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

          (C)  Interest income is recorded as earned.

     2.   DISTRIBUTIONS

               A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

     3.   NET CAPITAL

          Cost of 5,021 units at Date of Deposit .....................                                  $ 5,085,349
          Transfer to capital of interest on Segregated Bonds (Note 5)                                       15,339
          Redemptions of units - net cost of 24 units redeemed
            less redemption amounts (principal).......................                                           26
          Deferred sales charge (Note 5) .............................                                     (151,710)
          Realized loss on securities sold or redeemed ...............                                         (131)
          Net unrealized appreciation of investments..................                                      311,336
                                                                                                        -----------

          Net capital applicable to Holders ..........................                                  $ 5,260,209
                                                                                                        ===========


     4.   INCOME TAXES

               As of November 30, 1998, net unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $311,336, of which $425 related to depreciated securities and $311,761 related to appreciated securities. The cost of investment securities for Federal income tax purposes was $4,969,149 at November 30, 1998.


                                D - 17.

          MUNICIPAL INVESTMENT TRUST FUND,
          MULTISTATE SERIES - 301 (NEW YORK INSURED TRUST),
          DEFINED ASSET FUNDS

          NOTES TO FINANCIAL STATEMENTS

     5.   DEFERRED SALES CHARGE

               $145,000 face amount of the Cnty. of Monroe, NY, G.O. Wtr. Imp. Rfdg. Bonds, Ser. 1996 C, have been segregated to fund the deferred sales charges. The sales charges are being paid for with the interest received and by periodic sales or maturity of these bonds. A deferred sales charge of $3.75 per Unit is charged on a quarterly basis, and paid to the Sponsors periodically by the Trustee on behalf of the Holders, up to an aggregate of $45.00 per Unit over the first three years of the life of the Fund. Should a Holder redeem Units prior to the third anniversary of the Fund, the remaining balance of the deferred sales charge will be charged.

     6.   DEFERRED ORGANIZATION COSTS

               Deferred organization costs are being amortized over five years. Included in "Other liabilities" is $3,041 payable to the Trustee for reimbursement of costs related to the organization of the Trust.

                                D - 18.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 301 (NEW YORK INSURED TRUST),
     DEFINED ASSET FUNDS

     PORTFOLIO
     As of November 30, 1998


                                             Rating of                                            Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1) (4)      Amount     Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------

   1 New York State Energy Research and Dev.    AAA     $   500,000     5.250 %      2020      10/01/03     $   477,150 $   507,995
     Auth., Facs. Rfdg. Rev. Bonds (Consol.                                                    @  102.000
     Edison Co. of New York, Inc. Proj.),
     Ser. 1993 B (AMBAC Ins.)

   2 New York State Med. Care Facs. Fin.        AAA         100,000     5.250        2023      08/15/03          95,172     101,573
     Agy., Mental Hlth. Svcs. Facs. Imp.                                                       @  102.000
     Rev. Bonds, Ser, 1993 D (FSA Ins.)

   3 New York State Med. Care Facs. Fin.        AAA         700,000     5.250        2023      02/15/04         661,577     707,476
     Agy., Mental Hlth. Svcs. Facs. Imp.                                                       @  102.000
     Rev. Bonds, Ser.1994 A (Connie Lee
     Ins.)

   4 New York State UDC, Corr. Cap. Fac.        AAA         600,000     5.500        2025      01/01/05         595,728     629,898
     Rev. Bonds, Ser. 5 (MBIA Ins.)                                                            @  102.000

   5 County of Monroe, NY, G.O. Bonds, Wtr.     AAA          70,000     4.250        1999      None              70,571      70,146
     Imp. Rfdg. Bonds, Ser. 1996 C (FSA
     Ins.) (7)                                               75,000     4.250        2000      None              75,547      75,776


   6 Water Auth. of Western Nassau Cnty.,       AAA         475,000     5.650        2026      05/01/06         475,000     506,773
     NY, Wtr. Sys. Rev. Bonds, Ser. 1996                                                       @  102.000
     (AMBAC Ins.)

   7 Battery Park City Auth., NY, Jr. Rev.      AAA         500,000     5.500        2029      11/01/06         492,490     528,560
     Bonds, Ser. 1996 A (AMBAC Ins.)                                                           @  102.000

   8 New York City Hlth. and Hosp. Corp.,       AAA         600,000     5.750        2022      02/15/03         601,884     633,204
     NY, Hlth. Sys. Bonds, 1993 Ser. A                                                         @  102.000
     (AMBAC Ins.)

   9 New York City Mun. Wtr. Fin. Auth., NY,    AAA         700,000     5.375        2019      06/15/04         679,958     716,828
     Wtr. & Swr. Sys. Rev. Bonds, Fixed Rate                                                   @  101.000
     Fiscal 1994 Ser. B (AMBAC Ins.)

  10 Upper Mohawk Valley Regl. Wtr. Fin.        AAA         800,000     5.125        2026      10/01/07         744,072     802,256
     Auth., Wtr. Sys. Rev. Bonds (Oneida and                                                   @  101.000
     Herkimer Cntys., NY), Ser. 1996 A (FSA
     Ins.)
                                                        -----------                                           ---------   ---------
     TOTAL                                              $ 5,120,000                                         $ 4,969,149 $ 5,280,485
                                                        ===========                                           =========   =========

                  See Notes to Portfolios on Page D - 26.



                                D - 19.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 301 (PENNSYLVANIA INSURED TRUST),
     DEFINED ASSET FUNDS



     STATEMENT OF CONDITION
     As of November 30, 1998

     TRUST PROPERTY:
       Investment in marketable securities -
          at value (cost $ 3,898,939 )(Note 1).........                                                 $ 4,199,239
       Accrued interest ...............................                                                      74,912
       Accrued interest on Segregated Bonds (Note 5) ..                                                       2,213
       Cash - income on Segregated Bonds ..............                                                       5,220
       Cash - principal ...............................                                                      36,533
       Deferred organization costs (Note 6) ...........                                                       2,433
                                                                                                        -----------
         Total trust property .........................                                                   4,320,550


     LESS LIABILITIES:
       Income advance from Trustee.....................                                 $    61,209
       Redemptions payable ............................                                     199,122
       Deferred sales charge (Note 5) .................                                      52,151
       Accrued Sponsors' fees .........................                                       1,684
       Other liabilities (Note 6) .....................                                       2,433         316,599
                                                                                        -----------     -----------


     NET ASSETS, REPRESENTED BY:
       3,721 units of fractional undivided
          interest outstanding (Note 3)................                                   3,992,586

       Undistributed net investment income ............                                      11,365     $ 4,003,951
                                                                                        -----------     ===========

     UNIT VALUE ($ 4,003,951 / 3,721 units )...........                                                 $  1,076.04
                                                                                                        ===========







                  See Notes to Financial Statements.

                                D - 20.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 301 (PENNSYLVANIA INSURED TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF OPERATIONS

                                                                                                         December 7,
                                                                                       Year Ended          1996 to
                                                                                      November 30,      November 30,
                                                                                          1998              1997
                                                                                          ----              ----

     INVESTMENT INCOME:
       Interest income ........................                                       $   214,794       $   215,753
       Interest income on Segregated
         Bonds (Note 5) .......................                                             5,500             7,487
       Trustee's fees and expenses ............                                            (6,368)           (7,158)
       Sponsors' fees .........................                                            (1,839)           (1,835)
                                                                                      ------------------------------
       Net investment income ..................                                           212,087           214,247
                                                                                      ------------------------------


     REALIZED AND UNREALIZED GAIN
       ON INVESTMENTS:
       Realized gain on
         securities sold or redeemed ..........                                             8,046
       Unrealized appreciation
         of investments .......................                                           210,033            90,267
                                                                                      ------------------------------
       Net realized and unrealized
          gain on investments .................                                           218,079            90,267
                                                                                      ------------------------------


     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS ..............                                       $   430,166       $   304,514
                                                                                      ==============================







                  See Notes to Financial Statements.


                                D - 21.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 301 (PENNSYLVANIA INSURED TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                         December 7,
                                                                                       Year Ended         1996 to
                                                                                      November 30,      November 30,
                                                                                          1998              1997
                                                                                          ----              ----

     OPERATIONS:
       Net investment income ..................                                       $   212,087       $   214,247
       Realized gain on
         securities sold or redeemed ..........                                             8,046
       Unrealized appreciation
         of investments .......................                                           210,033            90,267
                                                                                      ------------------------------
       Net increase in net assets
         resulting from operations ............                                           430,166           304,514
                                                                                      ------------------------------

     INCOME DISTRIBUTIONS TO
        HOLDERS (Note 2).......................                                          (206,560)         (194,462)
                                                                                      ------------------------------

     SHARE TRANSACTIONS:
       Deferred sales charge (Note 5):
         Income ...............................                                            (5,555)           (7,487)
         Principal ............................                                           (59,740)          (53,068)

       Redemption amounts:
         Income ...............................                                              (960)
         Principal ............................                                          (331,137)
                                                                                      ------------------------------
       Net share transactions .................                                          (397,392)         (60,555)
                                                                                      ------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS ....                                          (173,786)           49,497

     NET ASSETS AT BEGINNING OF PERIOD ........                                         4,177,737         4,128,240
                                                                                      ------------------------------
     NET ASSETS AT END OF PERIOD ..............                                       $ 4,003,951       $ 4,177,737
                                                                                      ==============================
     PER UNIT:
       Income distributions during
         period ...............................                                       $     52.15       $     48.17
                                                                                      ==============================
       Net asset value at end of
         period ...............................                                       $  1,076.04       $  1,034.86
                                                                                      ==============================
     TRUST UNITS:
       Redeemed during period .................                                               316
       Outstanding at end of period ...........                                             3,721             4,037
                                                                                      ==============================



                  See Notes to Financial Statements.


                                D - 22.

          MUNICIPAL INVESTMENT TRUST FUND,
          MULTISTATE SERIES - 301 (PENNSYLVANIA INSURED TRUST),
          DEFINED ASSET FUNDS

          NOTES TO FINANCIAL STATEMENTS

     1.   SIGNIFICANT ACCOUNTING POLICIES

               The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

          (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities (see "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B), except that value on December 7, 1996 was based upon offering side evaluations at December 5, 1996, the day prior to the Date of Deposit. Cost of securities at December 7, 1996 was also based on such offering side evaluations.

          (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

          (C)  Interest income is recorded as earned.

     2.   DISTRIBUTIONS

               A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

     3.   NET CAPITAL

          Cost of 3,721 units at Date of Deposit .....................                                  $ 3,805,098
          Transfer to capital of interest on Segregated Bonds (Note 5)                                       12,987
          Redemptions of units - net cost of 316 units redeemed
            less redemption amounts (principal).......................                                       (7,995)
          Deferred sales charge (Note 5) .............................                                     (125,850)
          Realized gain on securities sold or redeemed ...............                                        8,046
          Net unrealized appreciation of investments..................                                      300,300
                                                                                                        -----------

          Net capital applicable to Holders ..........................                                  $ 3,992,586
                                                                                                        ===========


     4.   INCOME TAXES

               As of November 30, 1998, net unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $300,300, of which $349 related to depreciated securities and $300,649 related to appreciated securities. The cost of investment securities for Federal income tax purposes was $3,898,939 at November 30, 1998.


                                D - 23.

          MUNICIPAL INVESTMENT TRUST FUND,
          MULTISTATE SERIES - 301 (PENNSYLVANIA INSURED TRUST),
          DEFINED ASSET FUNDS

          NOTES TO FINANCIAL STATEMENTS

     5.   DEFERRED SALES CHARGE

               $120,000 face amount of Scranton-Lackawanna Hlth. and Welfare Auth., PA, Hosp. Fac. Rev. and Rev. Rfdg. Bonds, Ser. 1996 B, have been segregated to fund the deferred sales charges. The sales charges are being paid for with the interest received and by periodic sales or maturity of these bonds. A deferred sales charge of $3.75 per Unit is charged on a quarterly basis, and paid to the Sponsors periodically by the Trustee on behalf of the Holders, up to an aggregate of $45.00 per Unit over the first three years of the life of the Fund. Should a Holder redeem Units prior to the third anniversary of the Fund, the remaining balance of the deferred sales charge will be charged.

     6.   DEFERRED ORGANIZATION COSTS

               Deferred organization costs are being amortized over five years. Included in "Other liabilities" is $2,433 payable to the Trustee for reimbursement of costs related to the organization of the Trust.

                                D - 24.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 301 (PENNSYLVANIA INSURED TRUST),
     DEFINED ASSET FUNDS

     PORTFOLIO
     As of November 30, 1998


                                             Rating of                                            Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1) (4)      Amount     Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------

   1 Scranton-Lackawanna Hlth. and Welfare      AAA     $    60,000     4.350 %      1999      None         $    60,412 $    60,063
     Auth., PA, Hospital Fac. Rev. and Rev.
     Rfdg. Bonds (Mercy Hlth. Sys.), Ser.                    60,000     4.500        2000      None              60,598      60,716
     1996 B (MBIA Ins.) (7)

   2 Allegheny Cnty. Hosp. Dev. Auth., PA,      AAA         445,000     5.300        2026      07/01/06         425,794     450,985
     Hosp. Rev. Bonds (Childrens Hosp of                                                       @  102.000
     Pittsburgh), Ser. 1996 (AMBAC Ins.)

   3 Allegheny Cnty. Hosp. Dev. Auth., Pa,      AAA         600,000     5.625        2026      None             593,532     659,460
     Hosp. Rev Bonds (Pittsburgh Mercy Hlth.
     Sys., Inc.), Ser. 1996 (AMBAC Ins.)

   4 Delaware Cnty. Auth., PA, Coll. Rev.       AAA         600,000     5.625        2025(6)   10/01/05         597,822     657,030
     Bonds (Neumann Coll.), Ser. 1995                                                          @  100.000
     (Connie Lee Ins.)

   5 Delaware Cnty. Auth., PA, Rev. Bonds       AAA         600,000     5.500        2020      12/01/06         592,206     624,828
     (Elwyn, Inc. Proj.), Ser. 1996 (Connie                                                    @  101.000
     Lee Ins.)

   6 The Pittsburgh Wtr. and Swr. Auth., PA,    AAA         515,000     5.600        2022(6)   09/01/05         511,477     563,626
     Wtr. and Swr. Sys. First Lien Rev. Bonds,                                                 @  100.000
     Ser. 1995 A (Financial Guaranty Ins.)

   7 Pennsylvania Intergovernmental Coop.       AAA         600,000     5.000        2022      06/15/03         555,228     593,436
     Auth., Spec. Tax Rev. Rfdg. Bonds (City                                                   @  100.000
     of Phildelphia Funding Prog.), Ser. 1993
     A (MBIA Ins.)

   8 The Hospitals and Higher Educ. Facs.       AAA         500,000     5.750        2019      01/01/05         501,870     529,095
     Auth. of Philadelphia, PA, Hosp. Rev.                                                     @  102.000
     Bonds (Frankford Hosp.), Ser. 1995 A
     (Connie Lee Ins.)

                                                        -----------                                           ---------   ---------
     TOTAL                                              $ 3,980,000                                         $ 3,898,939 $ 4,199,239
                                                        ===========                                           =========   =========

                  See Notes to Portfolios on Page D - 26.




                                D - 25.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 301 (CALIFORNIA INSURED, FLORIDA,
     NEW YORK INSURED AND PENNSYLVANIA INSURED TRUSTS),
     DEFINED ASSET FUNDS

     NOTES TO PORTFOLIOS
     As of November 30, 1998

          (1) The ratings of the bonds are by Standard & Poor's Ratings Group, or by Moody's Investors Service, Inc. if followed by "(m)", or by Fitch Investors Service, Inc. if followed by "(f)"; "NR" indicates that this bond is not currently rated by any of the above-mentioned rating services. These ratings have been furnished by the Evaluator but not confirmed with the rating agencies. See "Description of Ratings" in Part B of this Prospectus.

    (2)   See Notes to Financial Statements.

               (3) Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions. The tax effect on Holders of redemptions and related distributions is described under "Taxes" in this Prospectus, Part B.

          (4) All securities are insured, either on an individual basis or by portfolio insurance, by a municipal bond insurance company which has been assigned "AAA" claims paying ability by Standard & Poor's. Accordingly, Standard & Poor's has assigned a "AAA" rating to the securities. Securities covered by portfolio insurance are rated "AAA" only as long as they remain in the Trust. See "Risk Factors - Bonds Backed by Letters of Credit or Insurance" in this Prospectus, Part B.

          (5) Insured by the indicated municipal bond insurance company. See "Risk Factors - Bonds Backed by Letters of Credit or Insurance" in this Prospectus, Part B.

          (6) Bonds with an aggregate face amount of $ 1,115,000 of the Pennsylvania Insured Trust have been pre-refunded and are expected to be called for redemption on the optional redemption provision dates shown.

          (7) These bonds have been segregated to fund the deferred sales charges.

                                D - 26.

                             Defined
                             Asset FundsSM


HAVE QUESTIONS ?                         MUNICIPAL INVESTMENT TRUST FUND
Request the most                         MULTISTATE SERIES--301
recent free Information                  (A Unit Investment Trust)
Supplement that gives more               ---------------------------------------
details about the Fund,                  This Prospectus does not contain
by calling:                              complete information about the
The Chase Manhattan Bank                 investment company filed with the
1-800-323-1508                           Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         o Securities Act of 1933 (file no.
                                         333-12491) and
                                         o Investment Company Act of 1940 (file
                                         no. 811-1777).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         Units of any future series may not be
                                         sold nor may offers to buy be accepted
                                         until that series has become effective
                                         with the Securities and Exchange
                                         Commission. No units can be sold in any
                                         State where a sale would be illegal.


                                                      11501--2/99